Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies

27. Commitments and contingencies

Lease commitments

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31, 2021	December 31, 2020
Within one year	3,450	25,580
Between one and five years	—	—
Total	3,450	25,580

Office lease expenses of CHF 52,280, CHF 50,260 and CHF 49,314 were recorded in 2021, 2020 and 2019, respectively, in the consolidated statement of profit or loss and other comprehensive loss.